TAXES ON INCOME (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) before taxes as reported in the consolidated statements of operations	$ (3,819)	$ (13,495)	$ 781
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$ (878)	$ (3,104)	$ 180
Non-deductible expenses and other permanent differences	(1,602)	(111)	519
Non-deductible expenses related to employee stock options	590	383	472
Deferred tax assets on losses and other temporary differences for which valuation allowance was provided, net	12,326	5,318	977
Other	573	132	328
Actual tax expense (benefit)	$ 11,009	$ 2,618	$ 2,476